Note Transfers of financial assets and servicing rights (Changes in MSRs measured using the fair value method) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Transfers and Servicing of Financial Assets
Fair value at beginning of period		$ 196,889	$ 211,405
Additions		7,661	10,835
Changes due to payments of loans	[1]	(15,308)	(17,482)
Reduction due to loan repurchases		(2,225)	(3,109)
Changes in fair value due to changes in valuation model inputs or assumptions		(18,986)	(4,745)
Other disposals		0	(15)
Fair value at end of period		$ 168,031	$ 196,889

[1]	Represents the change due to collection / realization of expected cash flow over time.